Cover	Jan. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2021
Entity File Number	001-34864
Entity Registrant Name	China HGS Real Estate Inc.
Entity Central Index Key	0001158420
Entity Tax Identification Number	33-0961490
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	6 Xinghan Road
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Hanzhong City
Entity Address, Country	CN
Entity Address, Postal Zip Code	723000
City Area Code	86
Local Phone Number	091-62622612
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HGSH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false